PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	$ 134	$ 215
Property, plant and equipment, revalued assets, at cost	3,464	3,688
Accumulated fair value adjustments
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	$ 134	$ 215